The most significant progress under the divestment process is describe below: (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Transaction closed [member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of E&P assets in the state of Espírito Santo (Polo Peroá).
Acquirer	OP Energy e DBO Energy
Signature date	2021-01
Sale amount	$ 13	[1]
Transaction pending two [member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in nine onshore fields, called Miranda group, in the in the state of Bahia.
Acquirer	Miranga S.A. (structured entity), subsidiary of PetroRecôncavo S.A.
Signature date	2021-02
Sale amount	$ 135	[1]
Transaction pending three [member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of shares of the company that will hold the Landulpho Alves Refinery (RLAM) and its associated logistics assets, in the state of Bahia
Acquirer	MC Brazil Downstream Participações, a company of the Mubadala Capital group
Signature date	2021-03
Sale amount	$ 1,650	[1]
Transaction pending four [member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of three thermoelectric plants powered by fuel oil, located in Camaçari, in the state of Bahia
Acquirer	São Francisco Energia S.A., a subsidiary of Global Participações em Energia S.A
Signature date	2021-04
Sale amount	$ 12	[1]
Transaction pending five [member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the entire interest in a set of seven onshore and shallow water fields called Alagoas group, and of Alagoas Natural Gas Processing Unit, located in the state of Alagoas.
Acquirer	Petromais Global Exploração e Produção S.A
Signature date	2021-06
Sale amount	$ 300	[1]
Transactions pending [member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company’s remaining 37.5% interest in BR Distribuidora
Acquirer	Severa
Signature date	2021-06
Sale amount	$ 2,271	[1]

[1]	Only amounts considered at the signing of the transaction.